SEGMENTED INFORMATION - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
SEGMENTED INFORMATION
Balance at the beginning	$ 407,792
Balance at the Ending	2,044,123
Detour Lake Mine Subsegment
SEGMENTED INFORMATION
Balance at the Ending	1,215,444
Macassa Mine Subsegment
SEGMENTED INFORMATION
Balance at the Ending	420,887
Canadian Malartic Complex Subsegment
SEGMENTED INFORMATION
Balance at the beginning	347,792
Balance at the Ending	347,792
Exploration
SEGMENTED INFORMATION
Balance at the beginning	60,000
Balance at the Ending	60,000
Cost
SEGMENTED INFORMATION
Balance at the beginning	657,792
Acquisition	1,636,331
Balance at the Ending	2,294,123
Cost | Detour Lake Mine Subsegment
SEGMENTED INFORMATION
Acquisition	1,215,444
Balance at the Ending	1,215,444
Cost | Macassa Mine Subsegment
SEGMENTED INFORMATION
Acquisition	420,887
Balance at the Ending	420,887
Cost | Canadian Malartic Complex Subsegment
SEGMENTED INFORMATION
Balance at the beginning	597,792
Balance at the Ending	597,792
Cost | Exploration
SEGMENTED INFORMATION
Balance at the beginning	60,000
Balance at the Ending	60,000
Accumulated impairment
SEGMENTED INFORMATION
Balance at the beginning	(250,000)
Balance at the Ending	(250,000)
Accumulated impairment | Canadian Malartic Complex Subsegment
SEGMENTED INFORMATION
Balance at the beginning	(250,000)
Balance at the Ending	$ (250,000)